Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Dec. 31, 2013 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2020 USD ($) Customer shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2014 shares	Dec. 31, 2020 CNY (¥) shares	Feb. 22, 2017	Jun. 30, 2016	Jun. 27, 2008	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Ordinary shares, shares issued				479,219,628	475,706,748				479,219,628
Ordinary shares outstanding	[1]			479,219,628	475,706,748	472,225,380	468,563,424		479,219,628
No of ordinary shares per Ads after division | Customer				4
No of ordinary shares per Ads before division | Customer				1
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		8,993,000
Proceeds from issuance of shares | $		$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			2,424,801
Proceeds from issuance of shares | $			$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period								6,964,612
Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				10.00%	10.00%	10.00%
VIE Structure Concentration Risk [Member] | Net Revenues [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				8.10%	8.30%	9.30%
VIE Structure Concentration Risk [Member] | Assets, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				8.80%	9.60%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage				12.50%	4.70%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries				$ 19,804	¥ 149,925				¥ 129,223
Inter-company balances between VIE and WFOE and Autohome HK				$ 15,846	¥ 86,275				¥ 103,393
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Extension option in agreement term							10 years
Exclusive technical consulting and service agreements [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Term of agreement							30 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent												55.00%	100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders												45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent				49.00%					49.00%	6.50%	47.40%

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.